Change in Carrying Amount of goodwill By Reportable Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014
Goodwill [Line Items]
Goodwill beginning balance	$ 1,147,374	$ 1,113,831
Acquisitions	27,833	21,296
SPHC reconsolidation	118,713
Translation adjustments	(78,232)	12,247
Goodwill ending balance	1,215,688	1,147,374
Industrial Segment
Goodwill [Line Items]
Goodwill beginning balance	572,158	564,818
Acquisitions	17,043	3,147
SPHC reconsolidation	118,713
Translation adjustments	(65,279)	4,193
Goodwill ending balance	642,635	572,158
Consumer Segment
Goodwill [Line Items]
Goodwill beginning balance	575,216	549,013
Acquisitions	10,790	18,149
Translation adjustments	(12,953)	8,054
Goodwill ending balance	$ 573,053	$ 575,216